NET OPERATING REVENUE (Tables)	12 Months Ended
Dec. 31, 2017
NET OPERATING REVENUE
Schedule of net operating revenue

	2017	2016	2015
Gross operating revenue (1)	66,243,174	65,006,728	60,997,496

Deductions from gross operating revenue	(23,036,342)	(22,498,269)	(20,710,681)
Taxes	(16,058,584)	(15,388,784)	(14,163,869)
Discounts granted and return of goods	(6,977,758)	(7,109,485)	(6,546,812)
Net operating revenue	43,206,832	42,508,459	40,286,815

(1)     These include telephone services, use of interconnection network, data and SVA services, cable TV and other services.